Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2017			2016
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$55	$8	$47	$40	$34	$6
Computer equipment	149	130	19	170	144	26
Field equipment	39	33	6	36	30	6
Buildings	45	5	40	41	36	5
	$288	$176	$112	$287	$244	$43